Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (47,227)	$ (12,722)
Adjustments to reconcile net loss to cash used in operating activities (net of effects of acquisition):
Impairment of Acquired Intangible Assets	10,702	0
Depreciation and Amortization	7,450	3,453
Share-based Compensation	7,154	3,253
Provision for Losses on Accounts Receivable	1,567	0
Deferred Tax Benefit	(1,632)	0
Gain on Warrant Liability	(478)	0
Changes in operating assets and liabilities
Accounts Receivable	(1,499)	(4,827)
Inventories	6	(424)
Accounts Payable and Accrued Liabilities	1,984	3,311
Accrued Payroll and Employee Compensation	(1,187)	951
Deferred Revenue	(1,901)	57
Other Assets and Liabilities, Net	1,904	(1,597)
Net Cash Used in Operating Activities	(23,157)	(8,545)
Investing activities:
Purchase of Fixed Assets	(415)	(487)
Development costs capitalized as intangible assets	(108)	(1,499)
Purchases of Intangible Assets	(60)	(4,013)
Loan to Related Party	0	(7,750)
Proceeds Received from Related Party Loan	0	2,500
Cash Received from Acquisition	0	2,312
Net Cash Used in Investing Activities	(583)	(8,937)
Financing activities:
Proceeds from issuance of common shares and warrants	15,547	9,380
Payment for Issuance Costs	(1,009)	(868)
Proceeds from Borrowings - Related Party	10,000	5,000
Proceeds from Credit Facility, Net	2,501	141
Proceeds from Exercises of Outstanding Warrants	1,265	2,712
Proceeds from Exercise of Stock Options	225	148
Payment for restricted stock units tax liability on net settlement	(231)	0
Net Cash Provided by Financing Activities	28,298	16,513
Effect of Exchange Rate on Cash	(155)	10
Net Increase (Decrease) in cash and cash equivalents	4,403	(959)
Cash and cash equivalents, beginning of period	4,258	5,217
Cash and cash equivalents, end of period	$ 8,661	$ 4,258